TRADE RECEIVABLES - Schedule of Aging of Trade Receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	[1]	$ 80,078	$ 54,170
Financial assets past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		1,648	580
Financial assets impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		609	617
60-90 days | Financial assets past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		873	472
91 days | Financial assets past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		775	108
91-180 days | Financial assets impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		4	617
180 days | Financial assets impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		$ 605	$ 0

[1]	Includes balances due from related parties of 463 and 575 as of December 31, 2017 and 2016, respectively. See note 21.1.